Derivative Financial Instruments (Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,844	¥ 2,366
Fair value	22	15
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,546	1,603
Fair value	21	14
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	298	763
Fair value	1	1
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,994	2,592
Fair value	¥ (23)	¥ (9)